Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations (Details Text) R$ in Millions	Dec. 31, 2017 BRL (R$)
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations [Abstract]
Provisions for devaluations on real estate	R$ 272